Principal accounting policies	12 Months Ended
Dec. 31, 2022
Principal Accounting Policies [Abstract]
Principal accounting policies
2.
Principal accounting policies
2.1.
Basis of preparation

The consolidated financial statements have been prepared in accordance with IFRS (International Financial Reporting Standards) as issued by the IASB (International Accounting Standards Board). The consolidated financial statements have been prepared under the historical cost convention as modified by revaluation to fair value of the derivative financial instrument. The accounting policies set out below have, unless otherwise stated, been prepared consistently for all periods presented in these consolidated financial statements. The financial statements are prepared in sterling and presented to the nearest thousand pounds.

New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2022 reporting periods and have not been early adopted by the Group. These include amendments to IAS1 'Presentation of financial statements' on classification of liabilities. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

2.2.
Basis of consolidation

The Consolidated financial statements consolidate those of the Company and its controlled subsidiary undertakings drawn up to December 31, 2022. The Group controls an entity when the Group is expected to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Where necessary, adjustments are made to the financial statements of subsidiaries to bring accounting policies into line with those used for reporting the operations of the Group. All intra Group transactions, balances, income and expenses are eliminated on consolidation.

2.3.
Going concern

The Group has incurred recurring losses since inception, including net losses of £40.5 million for the year ended December 31, 2022. As of December 31, 2022, the Group had accumulated losses of £263.3 million and cash outflows from operating activities for the year ended 31 December 2022 of £45.5 million.

The Group expects to incur operating losses for the foreseeable future as it continues its research and development efforts, seeks to obtain regulatory approval of its product candidates and pursues any future product candidates the Group may develop.

To-date, the Group has funded its operations through upfront payments and milestones from collaboration agreements, equity offerings and proceeds from private placements, as well as management of expenses and other financing options to support its continued operations. During 2021, the Group received $40.0 million (£30.8 million) of the upfront payments in respect of the AstraZeneca collaboration, $45 million from a private placement of ADSs (approximately $42.0 million / £30.8 million, net of expenses) and approximately $16.0 million (£10.7 million) of the upfront payment (net of taxes withheld, based on the exchange rate at the payment date), related to the Hansoh Pharmaceutical Group Company Limited or Hansoh, collaboration executed on October 14, 2021. In August 2022 the Group raised additional funds through a registered direct offering with aggregate gross proceeds of $56.5 million (approximately £46.4 million) before deducting $4.1 million (approximately £3.3 million) in underwriting discounts, commissions and estimated offering expenses. As of December 31, 2022, the Group had cash and cash equivalents and U.S. Treasury Bills of £71.1 million ($86.0 million).

The Group has the responsibility to evaluate whether conditions and/or events raise material uncertainty about its ability to meet its future financial obligations as they become due within one year after the date that the financial statements are issued. The forecast for evaluating the going concern basis of the Group includes continued investment in our technology platform and product pipeline. The forecast does not include collaboration milestones which have not been fully achieved or other assumptions for potential future non-dilutive or dilutive funding sources. Based on this evaluation, the Group believes that its current cash and cash equivalents are only sufficient to fund its operating expenses through the first quarter of 2024. This indicates that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on the Group’s ability to continue as a going concern and therefore the Group may be unable to realize assets and discharge liabilities in the normal course of business.

The Group will need to raise additional funding to fund its operation expenses and capital expenditure requirements in relation to its clinical development activities. The Group may seek additional funding through public or private financings, debt financing or collaboration agreements. Specifically, the Group may receive future milestone payments of up to $14 million from existing collaboration agreements in the next 12 months which will extend the ability to fund operations beyond the first quarter of 2024. However, these future milestone payments are dependent on achievement of certain development or regulatory objectives that may not occur. The Group has an authorized open market sale agreement and can potentially raise funds through the sale of ADSs. However, there is no assurance that we will be successful in obtaining sufficient funding on terms acceptable to us, or if at all. The inability to obtain future funding could impact; the Group’s financial condition and ability to pursue its business strategies, including being required to delay, reduce or eliminate some of its research and development programs, or being unable to continue operations or unable to continue as a going concern.

These consolidated financial statements have been prepared assuming that the Group will continue as a going concern which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business and do not include adjustments that would result if the Group were unable to continue as a going concern.

2.4.
Research and development

The Group recognize expenditure incurred in carrying out its research and development activities in line with management’s best estimation of the costs incurred to date for each separately contracted study or activity. This includes the calculation of research and development accruals at each period to account for expenditure that has been incurred. This requires estimations of the full costs to complete each study or activity and also estimation of the current stage of completion. In all cases, the full cost of each study or activity is expensed by the time the final report or, where applicable, product, has been received. Further details on research and development can be found in note 2.11.

2.5.
Revenue recognition

The Group’s revenue for the year ended December 31, 2022 consists of royalty income and revenue from collaboration agreements.

Royalty income

The Group’s royalty income is generated by a settlement and license agreement with Alnylam. Under this 15.contract, Alnylam is obliged to pay royalties to the Group on the net sales of ONPATTRO™ in the EU in a manner commensurate with the contractual terms. Invoices are raised in arrears on a quarterly basis based on sales information provided by Alnylam no later than 75 days after the quarter end.

The royalty exemption under IFRS 15 requires sales-based data. Royalty revenue is recognized when sales data is received, based on the level of sales when the related sales occur.

Revenue from collaboration agreements

We have considered the Mallinckrodt, AstraZeneca, and Hansoh contracts and assessed whether the research and development services and license of the IP in respect of each target are distinct.

For all contracts we have concluded the license of the intellectual property and the R&D services are not distinct, as Mallinckrodt, AstraZeneca, and Hansoh cannot benefit from the intellectual property absent the R&D services, as those R&D services are used to discover and develop a drug candidate and to enhance the value in the underlying intellectual property, and these services could not be performed by another party, indicating that the two are highly interrelated. On this basis, we have concluded that there is a single performance obligation covering both the R&D services and the license of the intellectual property in respect of each target. We recognize revenue over the duration of the contract based on an input method based on cost to cost.

The contracts have multiple elements of consideration (some or all of the following), namely:

•
Upfront payments (fixed);
•
Subsequent milestone payments (variable);
•
FTE costs rechargeable (variable);
•
Recharges of direct costs for certain research activities (variable).

The Group’s effort under the contracts continues throughout their entire duration. On this basis revenue is recognized over the contract period based on costs to completion.

Revenue has been calculated on the following ongoing basis for the year ended December 31, 2022:

•
Total contract costs which includes actual FTE and direct costs incurred up to December 31, 2022 and forecast FTE and direct costs for the remainder of the contract
•
Actual costs incurred up until December 31, 2022 are calculated as a percentage of total contract costs (actual and forecast)
•
This percentage is then multiplied by the transaction price allocated to the performance obligation in question, thus calculating the cumulative revenue which is then used to calculate the revenue to be recognized in that period. In the case of the upfront and milestones, the consideration that is multiplied is in relation to the upfront and completed milestones only. Consideration in relation to milestones not yet been achieved is excluded from the calculation.

Forecast costs are monitored each period, with revenue recognized reflecting any changes in forecast or over/under spend in actuals.

Further details of the revenue amounts recognized in the year ended December 31, 2022 can be found in note 3.

2.6.
Foreign currency translation

The consolidated financial statements are presented in sterling. The individual financial statements of each Group entity are prepared in the currency of the primary economic environment in which the entity operates (its functional currency).

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing on the dates of the transactions. At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing on the balance sheet date.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are included in the income statement for the year.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations (including comparatives) are translated into sterling using exchange rates prevailing on the balance sheet date. Income and expense items (including comparatives) are translated at the average exchange rates for the year unless individually significant to the Group at which point they are translated at spot rate. Exchange differences arising, if any, are recognized in equity.

2.7.
Defined contribution pension funds

The contributions payable to defined contribution retirement schemes are recognized as an expense in the period to which they relate. On the payment of the contribution the Group has no further liability.

2.8.
Business combinations

There were no new business combinations as defined by IFRS 3 during 2020, 2021 or 2022.

All goodwill is attributed to an acquisition that occurred in 2005. Goodwill represents the excess of the cost of the acquisition over the Group’s interest in the recognized amount (generally fair value) of the identifiable assets, liabilities and contingent liabilities of the acquiree.

2.9.
Property, plant and equipment

The Group holds no property assets other than leased property assets classified as right-of-use assets. See note 2.14 for further details.

All equipment and furniture is stated in the financial statements at its cost of acquisition less a provision for depreciation.

Depreciation is charged to write off the cost less estimated residual values of furniture and equipment on a straight-line basis over their estimated useful lives. All equipment and furniture is estimated to have a useful economic life of between three and ten years. Estimated useful economic lives and residual values are reviewed each year and amended if necessary.

2.10.
Goodwill

Goodwill is stated at cost less any accumulated impairment losses; it is allocated to the operating segment that is expected to benefit from synergies of the related business combination and represent the lowest level within the Group at which management controls the related cash flows. Goodwill is not amortized but is tested for impairment annually, or sooner when an indication of impairment has been identified. Goodwill arising on the acquisition of a subsidiary represents the excess of the cost of acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the subsidiary at the date of acquisition. On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

2.11.
Other intangible assets

Other intangible assets that are acquired by the Group are stated at cost less accumulated amortization and less accumulated impairment losses.

Amortization

Amortization is charged to the income statement on a straight-line basis over the estimated useful lives of intangible assets unless such lives are indefinite. Intangible assets with an indefinite useful life and goodwill are systematically tested for impairment at each balance sheet date. Other intangible assets are amortized from the date they are available for use. The estimated useful lives are as follows:

Licenses and software 10 – 15 years.

Capitalization of research and development costs

Costs associated with research activities are treated as an expense in the period in which they are incurred.

Costs that are directly attributable to the development phase of an internal project will only be recognized as intangible assets provided they meet the following requirements:

•
an asset is created that can be separately identified;
•
the technical feasibility exists to complete the intangible asset so that it will be available for sale or use and the Group has the intention and ability to do so;
•
it is probable that the asset created will generate future economic benefits either through internal use or sale;
•
sufficient technical, financial and other resources are available for completion of the asset; and
•
the expenditure attributable to the intangible asset during its development can be reliably measured.

Careful judgment by management is applied when deciding whether recognition requirements for development costs have been met. This is necessary as the economic success of any product development is uncertain and may be subject to future technical problems at the time of recognition. Judgments are based on the information available at each balance sheet date.

To date, no development costs have been capitalized in respect of the internal projects on the grounds that the costs to date are either for the research phase of the projects or, if relating to the development phase, then the work so far does not meet the recognition criteria set out above. In most cases recognition would not occur until regulatory approval.

2.12.
Impairment testing of goodwill, other intangible assets and property, plant and equipment

At each balance sheet date non-financial assets are assessed to determine whether there is an indication that the asset or the asset’s cash generating unit may be impaired. At least annually or if there is such an indication, the recoverable amount of the asset or asset’s cash generating unit is compared to the carrying amount.

The recoverable amount of the asset or asset’s cash generating unit is the higher of the fair value less costs to sell and value in use.

Impairment losses recognized for cash generating units to which goodwill has been allocated are credited initially to the carrying amount of goodwill. Any remaining impairment loss is charged pro rata to the other assets in the cash generating unit.

2.13.
Financial instruments

Financial assets and financial liabilities are recognized on the balance sheet when the Group becomes a party to the contractual provisions of the instrument.

For the periods presented in these financial statements, financial assets were classified in the following categories: derivative financial instruments, and financial assets at amortized cost. Currently other categories of financial asset are not used. Management determines the classification of its financial assets at initial recognition.

The de-recognition of financial instruments occurs when the rights to receive cash flows from investments expire or are transferred and substantially all of the risks and rewards of ownership have been transferred.

Derivative financial instruments

The Group uses forward contracts to manage exposure to risks from foreign exchange movements. Derivatives are initially recognized at fair value at the date that the contract is entered into and subsequently remeasured at each balance sheet date. The resulting gain or loss is recognized in the income statement.

Financial assets at amortized cost

Financial assets at amortized cost include trade receivables held in order to collect contractual cash flows, U.S. Treasury Bills and a term deposit held collect solely payment of the principal and interest, and deposits on property operating leases and for the procurement of materials. These are measured at initial recognition at fair value plus, if appropriate, directly attributable transaction costs and are subsequently measured at amortized cost using the effective interest method, less provision for impairment. Premiums and discounts, if any, are amortized or accreted as interest expense or income over the life of the related asset using the effective interest method. Any impairment is assessed using the Expected Credit Losses (ECL) model. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. Any impairment is recognized in the income statement.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits with original maturities of three months or less that are readily convertible to a known amount of cash and are subject to an insignificant risk of change in value.

Financial liabilities and equity

Financial liabilities and equity instruments issued are classified according to the substance of the contractual arrangements entered into and the definitions of a financial liability and an equity instrument. A financial liability is a contractual obligation to either deliver cash or another financial asset to another entity or to exchange a financial asset or financial liability with another entity, including obligations which may be settled using its equity instruments. An equity instrument is any contract that evidences a residual interest in the assets after deducting all of its liabilities. The accounting policies adopted for specific financial liabilities and equity instruments are set out below.

Financial liabilities

At initial recognition, financial liabilities are measured at their fair value minus, if appropriate, any transaction costs that are directly attributable to the issue of the financial liability. After initial recognition, all financial liabilities are measured at amortized cost using the effective interest method.

Equity instruments

Equity instruments issued by the Group are recorded as the proceeds received, net of direct issue costs.

2.14.
Leased assets

For any new contracts entered into on or after 1 January 2019, the Group considers whether a contract is, or contains a lease. A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’. To apply this definition, the Group assesses whether the contract meets two key evaluations, which are whether:

•
the contract contains an identifiable asset;
•
the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use

Measurement and recognition

At lease commencement date, the Group recognizes a right-of-use asset (as part of the appropriate underlying class of assets in property, plant and equipment) and a lease liability on the balance sheet.

The right-of-use asset is measured at cost comprising the following: the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs. The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised. Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest.

The Group has elected to account for short-term leases (leases with a duration of less than 12 months) and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

The interest payments for leases are recognized in the statement of cashflows under finance and other expenses.

Lease break clauses and extension options

When the Group has the option to extend a lease, management uses its judgment to determine whether or not an option would be reasonably certain to be exercised. Management considers all facts and circumstances including past practice and any cost that will be incurred to change the asset if an option to extend is not taken, to help determine the lease term.

Similarly, when a break clause exists in the lease agreement, management must consider the likelihood of this option to curtail the lease being exercised.

2.15.
Share-based payments

Historically the Group has issued equity settled share-based payments to certain employees (see note 25). Equity settled share-based payments are measured at fair value (excluding the effect of non-market-based vesting conditions) at the date of grant. The fair value so determined is expensed on a straight-line basis over the vesting period, based on the Group of the number of shares that will eventually vest and adjusted for the effect of non-market-based vesting conditions.

The value of the charge is adjusted to reflect expected and actual levels of award vesting, except where failure to vest is as a result of not meeting a market condition.

Cancellations of equity instruments are treated as an acceleration of the vesting period and any outstanding charge is reversed in full immediately.

Fair value is measured using a Black Scholes model, binomial pricing model, or Monte Carlo model. The key assumptions used in the model have been adjusted, based on management’s best estimate, for the effects of non‑transferability, exercise restrictions and behavioral considerations.

Any payment made to a counterparty on the cancellation or settlement of a grant of equity instruments (even if this occurs after the vesting date) should be accounted for as a repurchase of an equity interest (that is, as a deduction from equity). But, if the payment exceeds the fair value of the equity instruments repurchased (measured at the repurchase date), any such excess should be recognized as an expense.

2.16.
Equity

Share capital is determined using the nominal value of shares that have been issued.

The share premium account includes any premiums received on the initial issuing of the share capital. Any transaction costs associated with the issuing of shares are deducted from the share premium account, net of any related income tax benefits.

The merger reserve represents the difference between the nominal value and the market value at the date of issue of shares issued in connection with the acquisition by the Group of an interest in over 90% of the share capital of another company.

Equity settled share-based payments are credited to a share-based payment reserve as a component of equity until related options or warrants are exercised.

Foreign currency translation differences are included in the translation reserve.

Profit and loss account (deficit) includes all current and prior period results as disclosed in the income statement.

2.17.
Taxation

Current tax payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. Current tax liabilities are calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Tax receivable arises from the U.K. legislation regarding the treatment of certain qualifying research and development costs, allowing for the surrender of tax losses attributable to such costs in return for a tax rebate. Research and development tax credits are recognized when the receipt is probable. Research and development costs which are not eligible for reimbursement under the U.K. Research and Development Tax Credit scheme, such as expenditure incurred on research projects for which the group receives income, may be reimbursed under the U.K. Research and Development Expenditure Credit (“RDEC”) scheme. Amounts receivable under the RDEC scheme are presented within the Income Statement within Research and Development costs.

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

Such assets and liabilities are not recognized if the temporary difference arises from initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset realized. Deferred tax is charged or credited to the income statement, except when it relates to items charged or credited directly to equity, in which case the deferred tax is also dealt with in equity.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Withholding tax is payable on gross income from dividends, interest, lease of property, royalties, and other China-source passive income since the Group does not have an establishment or place of business in China.

2.18.
Critical accounting estimates and judgments and key sources of estimation uncertainty

In the process of applying the entity’s accounting policies, management makes estimates and judgments that have an effect on the amounts recognized in the financial statements. Although these estimates are based on management’s best knowledge of current events and actions, actual results may ultimately differ from those estimates.

The critical judgments concerning the future, and other key sources of estimation uncertainty at the balance sheet date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below:

•
Application of IFRS 15 in determining revenue from contracts with customers specifically:
o
The determination of the numbers of performance obligations. Judgment was previously required in determining whether the license and the R&D activities are distinct performance obligations or not at the time collaboration agreements were executed. It is considered the license of the IP and the R&D activities are not distinct as the R&D services are essential to discover and develop a drug candidate and enhance the value in the underlying IP. In addition, the gene targets are highly specialized such that only the Group has the specialist knowledge to apply the IP to the specific target. On this basis, it was concluded that there is only one single performance obligation covering both the R&D services and licenses of the IP in respect of each target at the time the agreements were executed;
o
The allocation of the upfront payments between performance obligations (judgment). Mallinckrodt paid the Group $20 million in 2019, AstraZeneca paid the Group $60 million in 2020 and 2021, and Hansoh paid $16 million upfront in 2021.These upfront payments were considered the initial transaction price. A judgment was required to determine how this should be allocated across the contracted targets. In 2019, due to the compounds being at similar stages of development at the time of contract execution, the $20 million paid by Mallinckrodt was allocated evenly, on the basis of a benchmarking exercise considering the standalone selling price per target of past deals announced to the market by comparable companies; Similarly the $60 million paid by AstraZeneca was allocated evenly across target options for AstraZeneca. The Hansoh $16 million upfront payment was allocated $4 million for each of the two targets in Greater China, Hong Kong, Macau and Taiwan and $8 million for the global target based on the benchmarking exercise, as well as consideration for geography licensed and other contractual terms. These initial transaction amounts are recognized as revenue over the life of the performance obligations for each contract.
o
The estimate of future costs to be incurred to determine percentage of completion of revenue contracts:

In determining the percentage of completion of the revenue projects, the Group estimated the total future costs expected to be incurred through the life of the performance obligations per the contract. An increase in future costs could arise as a result of a requested change in scope by the collaboration partner or through higher than anticipated internal costs incurred by Silence. The impact of a change in scope would be largely neutral on revenue recognition because there would be consequential increases in revenue to match the additional costs. There is no experience of internal costs being higher than anticipated to date, but if this were the case then a 10% increase in future estimated costs would lead to a 0.4% increase in revenue.

2.19.
Segment reporting
●
Operating segments are reported in a manner consistent with the internal reporting provided to the Board. The chief operating decision maker (CODM), who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Group’s Chief Executive Officer. The Group has a single reportable segment (see note 4).